ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Summary Investment Holdings [Table Text Block]

As of December 31, 2012, details of Wowjoint Holdings Ltd’s subsidiaries are as follows

Subsidiaries	Date of Incorporation	Place of Incorporation	Percentage of Ownership	Principal Activity
Authentic Genius Limited (“AGL”)	December 22, 2009	Hong Kong	100%	Investment holding

Giant Nova Holdings Limited (“Giant Nova”)	December 18, 2009	the British Virgin Islands	100%	Investment holding

Beijing Xin Fu Industry Consulting Co., Ltd. (“BXFI”)	August 31, 2009	the People’s Republic of China (“PRC”)	100%	Investment holding

Beijing Wowjoint Machinery Co., Ltd. (“BWMC” or “Beijing Wowjoint”)	March 3, 2004	PRC	100%	Design and manufacture heavy duty construction equipment and machinery

Beijing Wowjoint Xingyun Co., Ltd. (“BWXC”)	May 10, 2010	PRC	100%	Lease and sell equipment and machinery

Zhenjiang Wowjoint Heavy-duty Machinery Co., Ltd. (“Zhenjiang Wowjoint”)	April 13, 2011	PRC	100%	Design and manufacture heavy duty construction equipment and machinery

Bright Bridge Construction Inc. (“Bright Bridge”)	April 29, 2009	Nevada, USA	100%	Sales and marketing of equipment and machinery

BWI Consulting s.r.l. (“BWI”)	March 22, 2012	Italy	100%	Sales and marketing of equipment and

Schedule of Purchase Price Allocation [Table Text Block]	The net book value of acquired assets and liabilities on February 22, 2010 is as follows:
Cash	$6,910,534
Accounts Payable and Accrued Liabilities	184,410
Net Assets Acquired	$6,726,124